FINANCING AND LOANS RECEIVABLE	12 Months Ended
Dec. 31, 2021
FINANCING AND LOANS RECEIVABLE
FINANCING AND LOANS RECEIVABLE

NOTE 11 - FINANCING AND LOANS RECEIVABLE

	Average rate
	12/31/2021	12/31/2020	12/31/2021	12/31/2020
Amazonas Energia S.A.	7.59	5.78	4,009,587	3,998,324
Itaipu Binacional (b)	5.43	6.93	688,884	4,200,471
Equatorial Alagoas Distribuidora de Energia S.A.	5.69	3.45	1,135,749	1,505,962
Eletropaulo Metropolitana Eletricidade de São Paulo S.A	5.34	3.75	687,679	1,008,052
Equatorial Piauí Distribuidora de Energia S.A.	6.29	2.50	411,595	571,127
Roraima Energia S.A.	7.02	2.22	143,896	147,764
Other	—	—	154,477	248,201
(-) ECL	—	—	(1,388,340)	(755,002)
Total			5,843,527	10,924,899

Principal			1,232,745	4,696,162
Charges			19,021	52,499
Current			1,251,766	4,748,661

Non-current			4,591,761	6,176,238

Total			5,843,527	10,924,899

(a)	Amazonas GT was merged into Eletronorte in July 2021.
(b)	The reduction of the outstanding balance is directly related to the amortization of R$ 3,637,681

Financing and loans granted are made with the Company’s own resources and external resources raised through international development agencies, financial institutions and resulting from the launch of securities in national and international financial markets.

All financing and loans granted are supported by formal contracts signed with the borrowers. As for the amount, approximately 60% of receivables are expected to be amortized over the next five years, mostly in monthly installments, with the average interest rate being weighted by the portfolio balance of 7.90% per year.

The Company is the creditor of a loan with Itaipu Binacional with an exchange adjustment clause that represents 11% of the total consolidated portfolio (38% as of  December 31, 2020). The other financings and loans are expected to be updated based on the IGP-M and IPCA indexes.

11.1 - ECL Loans receivable

The changes in the provision for financing and loans granted by the Company for the years ended December 31, 2021, 2020 and 2019 are as follows:

Opening balance	755,002	632,643	307,655
(+) Additions	633,338	335,762	894,870
(-) Reversals	—	(213,403)	(569,882)
Final balance on December 31, 2021, 2020 and 2019	1,388,340	755,002	632,643

The provision made in the fiscal year 2021 refers primarily to the default of Amazonas Energia related to the first tranche of debt service contracts due in December 2021. Given this default and evaluating the history of these negotiations, Eletrobras recorded an additional provision in the amount of R$ 620,089, totaling R$ 1,255,761 in all provisions related to this subject.

This provision is considered sufficient by the Company’s Management to cover expected losses on these assets, based on an analysis of the behavior of this portfolio.

Accounting policy

The Company initially recognized the financing and loans receivable at fair value, subsequently measured at amortized cost, with fixed or determinable payments and an average interest rate, weighted by the balance of the portfolio. The book value of these financial assets is reduced by an account reducing the expected credit loss for doubtful accounts. The constitution and reversal of the ECL is recorded in the group of Operating Provisions, as disclosed in Note 40.1